FINANCIAL RISK MANAGEMENT (Details 1) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of financial risk management [Line Items]
Loss before taxation	¥ (418,465)	¥ (78,285)	¥ (316,221)
Currency risk [member]
Disclosure Of financial risk management [Line Items]
Loss before taxation	¥ 353	¥ 86	¥ 8